UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00005

LORD ABBETT AFFILIATED FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	7/31/2005

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2005

		Value
Investments	Shares	(000)
COMMON STOCKS 96.37%

Aerospace & Defense 2.91%
Boeing Co. (The)	597,000	$39,408
General Dynamics Corp.	1,699,485	195,764
Honeywell Int’l., Inc.	4,052,219	159,171
Raytheon Co.	4,380,676	172,292
Total		566,635

Air Freight & Couriers 0.74%
United Parcel Service, Inc. Class B	1,989,155	145,149

Beverages 2.51%
Diageo plc ADR	3,527,487	196,375
PepsiCo, Inc.	5,367,847	292,709
Total		489,084

Biotechnology 0.68%
MedImmune, Inc.*	4,651,731	132,156

Chemicals 3.73%
E.I. du Pont de Nemours & Co.	5,646,785	241,005
Monsanto Co.	2,322,405	156,460
Potash Corp. of Saskatchewan Inc.(a)	952,488	101,497
Praxair, Inc.	4,631,250	228,738
Total		727,700

Commercial Banks 4.09%
Bank of America Corp.	6,339,266	276,392
Bank of New York Co., Inc. (The)	9,319,906	286,867
Marshall & Ilsley Corp.	1,626,880	74,706
Mellon Financial Corp.	1,302,589	39,677
PNC Financial Services Group, Inc. (The)	201,625	11,053
Wachovia Corp.	2,171,046	109,377
Total		798,072

Commercial Services & Supplies 1.15%
Waste Management, Inc.	7,947,758	223,491

Communications Equipment 1.98%
Motorola, Inc.	18,206,076	385,605

Computers & Peripherals 1.96%
EMC Corp.*	11,628,406	$159,193
Hewlett-Packard Co.	9,084,401	223,658
Total		382,851

Construction & Engineering 0.42%
Fluor Corp.	1,276,048	81,412

Diversified Consumer Services 0.17%
IAC/InterActiveCorp*	1,220,788	32,595

Diversified Financials 4.28%
Citigroup, Inc.	6,155,400	267,760
iShares MSCI Japan Index Fund	17,703,710	181,286
JPMorgan Chase & Co.	10,251,212	360,227
Mitsubishi Tokyo Financial Group, Inc. ADR	3,123,475	25,925
Total		835,198

Diversified Telecommunication Services 4.54%
BellSouth Corp.	4,542,088	125,361
SBC Communications, Inc.	11,693,660	285,910
Sprint FON Corp.	5,828,170	156,778
Verizon Communications, Inc.	9,277,700	317,576
Total		885,625

Electric Utilities 0.99%
Ameren Corp.	355,120	19,752
PG&E Corp.	947,175	35,642
Progress Energy, Inc.	2,428,440	108,333
Southern Co.	851,337	29,788
Total		193,515

Electrical Equipment 1.07%
Emerson Electric Co.	3,161,700	208,040

Energy Equipment & Services 3.72%
Baker Hughes Inc.	5,214,580	294,833
Schlumberger Ltd.(a)	5,139,529	430,384
Total		725,217

Food & Staples Retailing 2.78%
CVS Corp.	6,655,530	206,521
Kroger Co.*	16,929,879	336,058
Total		542,579

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Food Products 3.44%
Campbell Soup Co.	3,650,577	$112,620
H.J. Heinz Co.	3,670,285	134,993
Kraft Foods, Inc. Class A	13,869,708	423,720
Total		671,333

Gas Utilities 0.48%
El Paso Corp.	7,860,056	94,321

Healthcare Equipment & Supplies 2.22%
Baxter Int’l., Inc.	9,303,358	365,343
Guidant Corp.	600,529	41,317
Medtronic, Inc.	487,845	26,314
Total		432,974

Healthcare Providers & Services 0.39%
CIGNA Corp.	703,105	75,056

Household Durables 0.62%
Newell Rubbermaid, Inc.	4,862,113	120,921

Household Products 3.05%
Clorox Co. (The)	2,652,852	148,162
Kimberly-Clark Corp.	3,888,620	247,938
Procter & Gamble Co. (The)	3,584,309	199,395
Total		595,495

Industrial Conglomerates 2.32%
General Electric Co.	11,899,894	410,546
Tyco Int’l., Ltd.(a)	1,379,227	42,025
Total		452,571

Insurance 3.29%
Aflac, Inc.	3,026,435	136,492
American Int’l. Group, Inc.	4,146,100	249,595
Chubb Corp. (The)	490,900	43,602
Hartford Financial Services Group, Inc. (The)	2,627,655	211,710
Total		641,399

Internet Software & Services 1.30%
Automatic Data Processing, Inc.	5,691,205	252,746

IT Services 0.22%
Electronic Data Systems Corp.	2,058,225	42,338

Machinery 6.16%
Caterpillar Inc.	5,189,900	$279,788
Deere & Co.	5,415,136	398,175
Eaton Corp.	1,771,916	115,777
Illinois Tool Works Inc.	91,317	7,821
Pall Corp.	3,120,479	96,641
Parker Hannifin Corp.	4,609,241	302,919
Total		1,201,121

Media 4.31%
Comcast Corp. Class A*	9,153,064	274,592
Tribune Co.	4,863,225	177,507
Viacom, Inc. Class B	2,899,604	97,108
Walt Disney Co. (The)	11,337,790	290,701
Total		839,908

Metals & Mining 3.26%
Alcoa, Inc.	3,194,871	89,616
Barrick Gold Corp.(a)	7,883,248	193,140
Newmont Mining Corp.	9,378,108	352,148
Total		634,904

Multi-Line Retail 0.81%
Wal-Mart Stores, Inc.	3,194,200	157,634

Office Electronics 0.80%
Xerox Corp.*	11,747,984	155,191

Oil & Gas 6.39%
Chevron Corp.	831,900	48,258
Exxon Mobil Corp.	20,375,283	1,197,048
Total		1,245,306

Paper & Forest Products 2.01%
International Paper Co.	12,372,729	390,978

Personal Products 1.65%
Gillette Co. (The)	5,997,802	321,902

Pharmaceuticals 12.72%
Bristol-Myers Squibb Co.	5,940,559	148,395
GlaxoSmithKline plc ADR	6,349,966	301,242

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Johnson & Johnson	2,283,575	$146,057
Merck & Co., Inc.	3,989,966	123,928
Novartis AG ADR	8,720,090	424,756
Pfizer, Inc.	20,813,314	551,553
Schering-Plough Corp.	9,932,258	206,790
Teva Pharmaceutical Industries Ltd. ADR	3,355,311	105,357
Wyeth	10,277,351	470,189
Total		2,478,267

Road & Rail 1.14%
Canadian National Railway Co.(a)	282,070	18,744
Union Pacific Corp.	2,882,299	202,654
Total		221,398

Software 1.69%
BEA Systems, Inc.*	1,636,221	14,824
Microsoft Corp.	12,254,900	313,848
Total		328,672

Textiles & Apparel 0.38%
NIKE, Inc. Class B	880,085	73,751

Total Common Stocks (cost $16,286,274,107)		18,783,110

	Principal
	Amount
Investments	(000)
SHORT-TERM INVESTMENT 3.84%

Repurchase Agreement 3.84%
Repurchase Agreement dated 7/29/2005, 2.66% due 8/1/2005 with State Street Bank & Trust Co. collateralized by $619,530,000 of Federal Home Loan Bank from zero coupon to 4.125% due from 8/4/2005 to 2/15/2008 and $142,485,000 of Federal Home Loan Mortgage Corp. from zero coupon to 4.00% due from 8/15/2005 to 6/12/2013 and $1,640,000 of Federal National Mortgage Assoc. at 3.125% due 12/15/2007; value: $762,608,817; proceeds: $747,818,951 (cost $747,653,222)	$747,653	747,653

Total Investments in Securities 100.21% (cost $17,033,927,329)		19,530,763
Liabilities in Excess of Other Assets (0.21%)		(40,599)
Net Assets 100.00%		$19,490,164

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).  Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)          Repurchase Agreements- The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.              FEDERAL TAX INFORMATION

As of July 31, 2005, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$17,047,043,903
Gross unrealized gain	2,991,054,421
Gross unrealized loss	(507,335,370)
Net unrealized security gain	$2,483,719,051

The difference between book-basis and tax basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.              INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to its investments in multinational companies, the Fund may experience increased market liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

Item 2:           Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)                                   Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 23, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 23, 2005